Schedule of cashflows related to leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Payments for operating lease liabilities	$ 213,708	$ 199,447
Cash flows from financing activities:
Principal payments on finance lease obligation
Supplemental Cash Flow Data:
Right-of-use assets obtained in exchange for new operating lease obligations	$ 388,020	7,350
Seamless Group Inc [Member]
Cash flows from operating activities:
Payments for operating lease liabilities		199,447	$ 172,711
Cash flows from financing activities:
Principal payments on finance lease obligation			61,048
Supplemental Cash Flow Data:
Right-of-use assets obtained in exchange for new operating lease obligations		$ 7,350	$ 376,428